Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Effects of Adoption of IFRS 16
Based on the above, the effect of adopting IFRS 16 has been, as follows:

	Right-of-use-assets
	Land	Buildings and facilities	Furniture and equipment	Total	Lease liabilities
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
As of January 1, 2019	56,657	285,089	—	341,746	341,746
Additions	9,489	55,179	2,292	66,960	66,960
Depreciation expense of right-of-use assets	(2,235)	(71,028)	(477)	(73,740)	—
Interest expense	—	—	—	—	16,568
Payments	—	—	—	—	(83,438)

As of December 31, 2019	63,911	269,240	1,815	334,966	341,836

Summary of Reconciliation of Initial Balance of Lease Liabilities
The following table presents the reconciliation of the initial balance of lease liabilities as of January 1, 2019, against the balance of operating lease commitments as of December 31, 2018:

S/(000)
Assets
Operating lease commitments as of December 31, 2018	511,595
Weighted average incremental borrowing rate as of January 1, 2019	5.58%
Discounted operating lease commitments as of January 1, 2019	345,259
Less:
Commitments relating to leases of short-term and low-value assets	(3,513)

Lease liabilities as of January 1, 2019	341,746

Summary of Estimated Useful Lives
Land does not depreciate. Depreciation of property, furniture and equipment is calculated using the straight-line method over the estimated useful lives, which are as follows:

Years
Buildings and facilities	40 - 75
Leasehold improvements	5
Furniture and equipment	10
Vehicles	5